CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-21089

Antenor Fund, LLC
(Exact name of registrant as specified in charter)

500 Newport Center Dr, Ste 600, Newport Beach, CA 92660
 (Address of principal executive offices) (Zip code)

Mr. Benjamin J. Bornstein
Prospero Capital Management, LLC
500 Newport Center Dr, Ste 600, Newport Beach, CA 92660
 (Name and address of agent for service)

Registrants telephone number, including area code:
       (949) 219-0486

Date of fiscal year end:  December 31
Date of reporting period: June 30, 2006

ITEM 1.     REPORT TO STOCKHOLDERS.

      A copy of the registrants semi-annual report transmitted to stockholders pursuant to Rule 30e-1 of the Investment Company Act of 1940 is filed herewith.



ANTENOR FUND, LLC

FINANCIAL STATEMENTS

June 30, 2006

(Unaudited)


ANTENOR FUND, LLC



______________________

TABLE OF CONTENTS
______________________



	PAGES


Financial Statements

Statement of Assets and Liabilities     1

Schedule of Investments in Securities     2 through 4

Statement of Operations     5

Statements of Changes in Members Capital (Net Assets)      6

Notes to Financial Statements     7 through 12




                               ANTENOR FUND, LLC
                      STATEMENT OF ASSETS AND LIABILITIES
                                 June 30, 2006
                                ______________


ASSETS
	Investment securities at fair value (cost $8,193,833)	     $10,221,206
	Dividends receivable	                                          30,597

				Total assets	                      10,251,803

LIABILITIES
	Cash and cash equivalents                                        961,362
	Redemption Payable	                                          19,109
	Member subscriptions received in advance	                  15,004
	Expenses payable	                                           8,817

				Total liabilities	               1,004,292

NET ASSETS	                                                      $9,247,511

MEMBERS CAPITAL (Net Assets)
	Represented by:
		Capital subscriptions, net	                      $7,206,336
		Accumulated increase in net assets from operations     2,041,175

				Total members capital (net assets)   $9,247,511



                             See accompanying notes.

                                ANTENOR FUND, LLC
                     SCHEDULE OF INVESTMENTS IN SECURITIES
                                  June 30, 2006
                                 ______________

INVESTMENT SECURITIES

                                                          % of
Common Stocks	                 Shares      Fair Value Net Assets


Financial
        Diversified Financial
          AXA SA Sponsored ADR	 10,194	  $   334,159
	  JP Morgan Chase	  7,042	      295,764
	  Citigroup	          5,188	      250,321
				              880,244	 9.5 %
        Insurance
          Paul Travelers	  9,547	      425,605
	  American Intl Group	  6,230	      367,881
				              793,486	 8.6 %
	Banking
	  Fremont General	 16,365	      303,734
	  Washington Mutual	  4,625	      210,808
                                              514,542	 5.5 %
	Real Estate
	  iSTAR Financial	  9,099	      343,487	 3.7 %

Total, Financial		            2,531,759	27.3 %


Consumer Staples
       Tobacco
          Altria Group	          7,902	      580,244
          Carolina Group	 10,558	      542,364
				            1,122,608	12.1 %
       Conglomerate
          Loews Corp	         14,679	      520,371	 5.6 %

       Media
          CBS Corp	          5,470	      147,963 	 1.6 %

       Retail Distribution, hardline
          Handleman	         12,675	      103,301	 1.1 %

Total,  Consumer Staples		    1,894,243	20.4 %



*Security did not pay a dividend during the previous twelve months.


                             See accompanying notes.

                              ANTENOR FUND, LLC
              SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)
                                June 30, 2006
                                ______________



INVESTMENT SECURITIES (CONTINUED)
					                             % of
Common Stocks (Continued)	           Shares     Fair Value  Net Assets

Index
       Depositary Receipts
          Nasdaq 100 Shares                15,460    $   599,384
          S&P Depositary Receipts (SPDR)    4,500	 572,535
Total,  Index		                               1,171,919     12.6 %

Technology
       Consumer Electronics
          Nam Tai Electronics	           21,440	 479,613      5.2 %
          Wireless Communications
          Nokia Corp  Sponsored ADR	   15,175	 307,446      3.3 %

       Software
          Microsoft Corp	            7,250	 168,925
          Electronic Arts *	            3,000	 129,120
						         298,045      3.2 %

Total, Technology		                       1,085,104     11.7 %


Healthcare
       Pharmaceuticals
          Merck	                            5,940	 216,394
          Pfizer	                    7,950	 186,587
						         402,981      4.4 %
       Biotechnology
          Amgen *	                    4,925	 321,258      3.5 %

       Managed Care
          Wellpoint Health Networks *	    4,302	 313,057      3.4 %


Total,  Healthcare                                     1,037,296     11.3 %


Transportation
       Railroads
          Genesee & Wyoming *	           16,266        576,955      6.2 %

       Air Freight
          Federal Express	            2,278	 266,207       2.9 %

Total,  Transportation		                         843,162       9.1 %


Basic Materials

       Oil and Gas
          Chesapeake Energy	           11,650	  352,412
          Transocean, Inc. *	            2,450	  196,784
          BP PLC Sponsored ADR              2,475         172,285

Total,  Basic Materials		                          721,481      7.8 %


*  Security did not pay a dividend during the previous twelve months.

                             See accompanying notes.

                                ANTENOR FUND, LLC
                SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)
                                 June 30, 2006
                                ______________



INVESTMENT SECURITIES (CONTINUED)
				                          % of
Common Stocks (Continued)	Shares	Fair Value	Net Assets

Consumer, Cyclical
       Retail, hardline
           Carmax *	           12,591	$    446,477	  4.8 %

       Building Materials
           Masco	            7,080	     209,851      2.3 %

Total,  Consumer, Cyclical		             656,328	  7.1 %


Utilities
       Electric
          American Electric Power   4,450	     152,413

Total,  Utilities		                     152,413	    1.7 %


International Exchange Traded Funds
       Morgan Stanley India Fund    2,925	     127,501

Total,  International Exchange Traded Funds          127,501	    1.4 %


Total investment securities (cost  $8,193,833)  $10,221,206	  110.4 %


*  Security did not pay a dividend during the previous twelve months.

         ADR - American Depositary Receipt


                              See accompanying notes.

                                ANTENOR FUND, LLC
                            STATEMENT OF OPERATIONS
                      For the Period Ended June 30, 2006
                                 ______________

INVESTMENT INCOME
	Interest                                               $   743
	Dividends (net of foreign withholding taxes of $3,917) 119,008

				Total investment income	       119,751

EXPENSES
	Interest			                         1,293
	Adviser management fee                          	70,305
	Operating and other expenses	                        17,159

				Total expenses	                88,757

				Net investment income	        30,994

REALIZED AND UNREALIZED GAIN
	FROM INVESTMENTS
		Net realized loss on investments	       (84,195)
		Net change in unrealized appreciation	       291,202

Net realized and unrealized gain from investments	       207,007

                Net increase in net assets from operations     238,001

                Less:  Incentive allocation to Adviser	      (53,815)

		Net increase in net assets from operations
		   available for distribution to members     $ 184,186


                             See accompanying notes.

                                ANTENOR FUND, LLC
               STATEMENTS OF CHANGES IN MEMBERS CAPITAL (NET ASSETS)
  For the Six Months Ended June 30, 2006 and the Year Ended December 31, 2005
                                  ______________


	                                           Six Months Ended 	Year Ended
	                                                June 30,	December 31,
	                                                  2006	           2005
Increase in net assets from operations
	Net investment income	                      $   30,994	$   63,842
	Net realized gain (loss) on investments	         (84,195)	     3,160
	Net change in unrealized appreciation	         291,202	   599,166

	Net increase in net assets from operations	 238,001	   666,168

Proceeds from member subscriptions	               2,114,233	 1,456,833
Repurchases of member interests
	(including transfers to affiliated funds)     (1,463,007)	  (290,709)

		 Total increase in net assets	         889,227	 1,832,292

Net asset
	Beginning of period	                       8,358,284	 6,525,992

	End of period	                              $9,247,511	$8,358,284


                              See accompanying notes.

ANTENOR FUND, LLC
NOTES TO FINANCIAL STATEMENTS
June 30, 2006


Note 1.	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A.	General Description of the Company

	Antenor Fund, LLC (the Company) is a Delaware limited liability company. The Company is registered under the Investment Company Act of 1940 as a diversified, closed-end management investment company. The Companys investment objective is to provide investors with a net compounded annual return in excess of the S&P 500 in all market environments with below-average risk. The Company utilizes a value approach to its equity selection process and intends to invest in 20-35 positions trading at a discount to intrinsic value. Equities are selected independent of marketcapitalization and sector.
        The Company initially targets holding most of its investments for three ormore years and is managed for tax efficiency. Prospero Capital Management
        LLC (the Adviser)serves as the Companys investment adviser.


B.	Method of Reporting

        The Companys financial statements are presented in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


C.	Cash and Cash Equivalents

        Cash and cash equivalents includes cash and an investment in an independently managed money market fund.


D.	Investment Securities

        Securities listed or quoted on a national securities exchange or market are valued at the last reported sales price as of the close of business on the valuation date.

	Security transactions are recorded on the trade date. Realized gains and losses from security transactions are determined using the identified cost method.
        Any change in net unrealized appreciation or depreciation from the preceding period is reported in the statement of operations. Brokerage commissions and other trading fees are reflected as an adjustment to cost or proceeds at the time of the transaction. Dividends are recorded on the ex-dividend date. Interest is recorded on the accrual basis.


E.	Risk of Financial Instruments

	The Company currently clears all of its trades through one clearing broker. In the event this counterparty does not fulfill its obligations, the Company may be exposed to risk. The risk of default depends on the creditworthiness of the counterparty to these transactions. The Company attempts to minimize this risk by monitoring the creditworthiness of the clearing broker.

ANTENOR FUND, LLC
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
June 30, 2006


Note 1.	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
	(CONTINUED)

F.	Income Taxes

        The Company prepares calendar year U.S. and applicable state information tax returns and reports to members their allocable shares of the Companys income, expenses and trading gains or losses. Each member is individually required to report on its own tax return its distributive share of the Companys taxable income or loss. Therefore, no provision for income taxes has been made in the financial statements of the Company.

G.	Capital Accounts

        The Company accounts for subscriptions, allocations and repurchases on a per member capital account basis. Net profits or net losses of the Company for each fiscal period, excluding the Adviser management fee which is charged quarterly in advance and prior to the calculation of the Adviser incentive allocation, are allocated among and credited to or debited against the capital accounts of all members (but not the Advisers Special Advisory Account, as defined). This allocation is effective as of the last day of each fiscal period and is in accordance with the members respective investment percentages. Each member is then assessed its applicable Adviser incentive allocation.

Note 2.	ADVISER

	The Adviser of the Company is Prospero Capital Management
        LLC, which conducts and manages the business of the Company, subject to the supervision of the Companys Board of Directors.
        The Advisers sole member serves on the Companys Board of Directors.

	The Investment Advisory Agreement provides for a quarterly management fee to the Adviser equal to 0.375% (1.5% annually) of the value of the net assets of the Company determined for each member and charged on the first day of each calendar quarter. The Adviser agreed to charge a lower management fee rate to certain members, who were among the Advisers original investors.

	In accordance with the terms of the Limited Liability Company Agreement, the Adviser is entitled to receive from the capital account of each member, generally at the end of each quarter, an incentive allocation of 20% of the net profits that otherwise would be credited to the members capital account.
        The incentive allocation will be made only with respect to ne profits that exceed any net losses previously debited to the account of a member, which have not been offset by any net profits subsequently credited to the account of such member (sometimes known as a "high water mark" calculation). The Adviser agreed to charge a lower incentive allocation rate to certain members, who were among the Advisers original investors. The Adviser earned an incentive allocation of $53,815 and $128,800 for the six months ended June 30, 2006 and the year ended December 31, 2005, respectively. The Adviser maintains a capital account in the Company (the Advisers Special Advisory Account), the balance of which was $296,826 as of June 30, 2006.

	The Adviser agreed to bear all operating expenses which would cause the Companys ratio of operating expenses to average net assets to exceed an annualized ratio of 0.35%.

ANTENOR FUND, LLC
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
June 30, 2006


Note 3.	SUBSCRIPTIONS, DISTRIBUTIONS AND REPURCHASES

	Investments in the Company are made by subscription agreement, subject to acceptance by the Adviser and are effective as of the beginning of each quarter.

	The Company is not required to make distributions, but may do so at the sole discretion of the Board of Directors.

	No member has the right to require the Company to redeem its member interest. Consequently, members are not able to liquidate their investment other than as a result of repurchases of member interests by the Company. The Company from time to time may offer to repurchase member interests pursuant to written tenders by members (other than the Adviser in its capacity as the Special Advisory Member). These repurchases will be made at such times and on such terms as may be determined by the Board of Directors. in its complete and exclusive discretion. In determining whether the Company should repurchase member interests, or portions thereof, from members pursuant to written tenders, the Board of Directors will consider the recommendation of the Adviser as well as other factors. The Adviser has recommended that the Company offer to repurchase member interests at the end of each calendar quarter and expects to continue to make such recommendations.

Note 4.	INVESTMENT TRANSACTIONS

	Purchases and sales of investment securities for the six months ended June 30, 2006 were $1,985,419 and $340,379, respectively.
        At June 30, 2006, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. At June 30, 2006, accumulated net unrealized appreciation on investments was $2,027,373, consisting of $2,210,436 gross unrealized appreciation and $183,063 gross unrealized depreciation.

ANTENOR FUND, LLC
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
June 30, 2006


Note 5.	FINANCIAL HIGHLIGHTS

	The following information presents the financial highlights of the Company for the six months ended June 30, 2006 and the years ended December 31, 2005, 2004 and 2003 and the period July 1, 2002 (commencement of operations) to December 31, 2002. This information has been derived from information presented in the financial statements.

	                                       Six Months Ended     Year Ended
	                                          June 30,        December 31,
	                                           2006	             2005

Total return before incentive allocation to Adviser   2.50% (4)	      8.56%
Incentive allocation to Adviser	                     (0.57)%	     (1.74)%

Total return after incentive allocation to Adviser    1.93%          6.82%

Ratios to average net assets:
Expenses prior to incentive allocation to Adviser   1.83%(5)          1.84%
Incentive allocation to Adviser	                    0.56 %            1.77%

Total expenses and incentive allocation to Adviser   2.39%	     3.61%

Net investment income(3)	                      0.59 %(5)	     0.88%

Supplemental data:

Net assets, June 30, 2006 and December 31, 2005   $9,247,511    $8,358,284
Portfolio turnover rate	                            3.6 % (4)         1.6%

ANTENOR FUND, LLC
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
June 30, 2006


Note 5.	FINANCIAL HIGHLIGHTS (CONTINUED)


	                                                  Year Ended     Year Ended
	                                                  December 31,  December 31,
	                                                    2004           2003

	Total return before incentive allocation to Adviser   9.86%     45.13 %(1)
	Incentive allocation to Adviser	                  (2.02)%     (7.14)%

     Total return after incentive allocation to Adviser	  7.84 %     37.99 %(1)

        Ratios to average net assets:
	Expenses prior to incentive allocation to Adviser  1.83 %     2.12 %(1)
	Incentive allocation to Adviser	                   1.84 %     6.07 %

     Total expenses and incentive allocation to Adviser	     3.67 %   8.19 %(1)

     Net Investment income(3)	                             0.68 %     0.28 %(1)

        Supplemental data:
		Net assets,  December 31, 2004 and 2003	     $6,525,992    $3,646,670
		Portfolio turnover rate	                        1.9 %         27.9 %

ANTENOR FUND, LLC
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
June 30, 2006


Note 5.	FINANCIAL HIGHLIGHTS (CONTINUED)


		                                                      Period Ended
		                                                       December 31,
		                                                           2002

	Total return before incentive allocation to Adviser	  (13.68)% (2),(4)
	Incentive allocation to Adviser		                     0.00 %

           Total return after incentive allocation to Adviser	   (13.68)% (2)

	Ratios to average net assets:
	Expenses prior to incentive allocation to Adviser	    1.73 % (2),(5)
        Incentive allocation to Adviser		                    0.00 %

           Total expenses and incentive allocation to Adviser        1.73 % (2)

        Net Investment income(3)		                     0.93 % (2),(5)

        Supplemental data:
           Net assets,   December 31, 2002		                $1,022,857
           Portfolio turnover rate		                          36.4 % (4)


Total returns and the ratios to average net assets are calculated for members capital taken as a whole (excluding the Advisers Special Advisory Account). An individual members total returns and ratios may vary from the above returns and ratios based on different management fee or incentive allocation arrangements and the timing of subscriptions and repurchases.


	______________________
(1)	Total returns and the ratios to average net assets include
        $10,000 of organization and offering costs that were reimbursed to the Adviser during the year ended December 31, 2003.
        The reimbursement of organization and offering costs resulted in a decrease in total returns of 0.38% and an increase of 0.41% in the expense ratio for the year ended December 31, 2003.

(2)	Total returns and the ratios to average net assets exclude $5,000 of organization and offering costs that were deferred by the Adviser during the period ended December 31, 2002. The deferral of organization and offering costs resulted in an increase in total returns of 0.44% and a decrease of 1.02% in the expense ratio for the period ended December 31, 2002.

(3)	Excludes incentive allocation to Adviser.

(4)	Not annualized.

(5)	Annualized.

ITEM 2. CODE OF ETHICS.
  Not Applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
 Not Applicable.

ITEM 4: PRINCIPAL ACCOUNTANT FEES AND SERVICES.
 Not applicable.

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS.
 Not applicable.

ITEM 6:  SCHEDULE OF INVESTMENTS.
 Not applicable (contained in Item 1).

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES
 Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT
COMPANIES.
 There have not been any changes to the Portfolio Manager(s) listed in the Registrants most recent annual report on Form N-CSR.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END
MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
 Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
	No material changes have been made to Registrants procedures by which security holders may recommend nominees to the Registrants board of directors.

ITEM 11.    CONTROLS AND PROCEDURES.

           (a)	The Registrants principal executive officer
and principal financial officer have evaluated the Registrants disclosure controls and procedures (as defined in Rule 30a-3(c)under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrants disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR, was recorded, processed, summarized, and reported timely.

           (b) 	There have been no changes in the Registrants
internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrants second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrants internal control over financial reporting.

ITEM 12.   EXHIBITS.

             (a)(1)   Not Applicable.

             (a)(2)   Certification of principal executive
officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

             (b) Certificate of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Antenor Fund, LLC

By:    /s/ Benjamin J. Bornstein
       Benjamin J. Bornstein
       President and Chairman of the Board
       Antenor Fund, LLC

Date:  August 29, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:    /s/ Benjamin J. Bornstein
       Benjamin J. Bornstein
       President and Chairman of the Board
       Antenor Fund, LLC

Date:  August 29, 2006

By:    /s/ Benjamin J. Bornstein
       Benjamin J. Bornstein
       Principal Financial Officer
       Antenor Fund, LLC

Date:  August 29, 2006